Statements of Net Assets Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Total investments, at fair value	$ 1,268,491,982	$ 1,115,165,345
Receivables:
Employer contributions	3,141,824	2,625,771
Participant contributions	2,093,976	1,817,110
Notes receivable from participants	10,899,256	10,060,666
Total receivables	16,135,056	14,503,547
Net assets available for benefits	1,284,627,038	1,129,668,892
Registered investment companies
Investments, at fair value:
Total investments, at fair value	221,088,286	198,055,728
Webster Financial Corporation common stock
Investments, at fair value:
Total investments, at fair value	92,103,230	85,576,606
Interest-bearing cash
Investments, at fair value:
Total investments, at fair value	6	6
Common collective trusts
Investments, at fair value:
Total investments, at fair value	$ 955,300,460	$ 831,533,005